Atlas A&D Opportunity Fund III LP ABS-15G

Exhibit 99.14

Field Label	Loans With Discrepancy	Total Times Compared	% Variance
AllBorrowerTotalIncome	18	336	5.36%
ApplicationDate	13	336	3.87%
B1Citizen	5	336	1.49%
B1FirstName	1	336	0.3%
B1LastName	6	336	1.79%
B2FirstName	2	96	2.08%
B2LastName	4	96	4.17%
Calculated DSCR	13	336	3.87%
FirstPaymentDate	4	336	0.3%
InitialInterestRate	1	336	0.98%
InitialMonthlyPIOrIOPayment	10	336	2.98%
LenderName	0	336	0%
LoanAmount	0	336	0%
LoanOriginationCompany	0	1	0%
LoanProgram	1	336	0.3%
LoanPurpose	0	336	0%
MINNo	1	329	0.3%
MortgageOriginationChannel	3	329	0.91%
NoteDate	5	328	1.52%
NumberofUnits	1	336	0.3%
OriginatorQMStatus	120	336	35.71%
PrimaryAppraisedPropertyValue	3	336	0.89%
PropertyAddress	2	334	0.6%
PropertyCity	1	334	0.3%
PropertyCounty	0	334	0%
PropertyState	0	334	0%
PropertyType	10	336	2.98%
PropertyZipCode	0	334	0%
QualifyingCLTV	6	336	1.79%
QualifyingFICO	2	223	0.9%
QualifyingLTV	4	336	1.19%
QualifyingTotalDebtIncomeRatio	35	333	10.51%
RefinanceType	9	109	8.26%
SalesPrice	0	231	0%
UnderwritingGuidelineLenderName	18	336	5.36%
UnderwritingGuidelineName	20	336	5.95%
UnderwritingGuidelineVersion	20	336	5.95%
UnderwritingGuidelineVersionDate	93	336	27.68%